Variable Interest Entities Mortgage-backed Notes Sold Previously Retained (Details) - Collateralized Mortgage Backed Securities - USD ($) $ in Millions				12 Months Ended
	Oct. 09, 2013	Jul. 09, 2013	Apr. 10, 2013	Dec. 31, 2013
Springleaf Mortgage Loan Trust 20131 [Member] | Consolidated VIEs
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of notes sold under private securitization transaction			$ 783
Weighted Average Yield of Notes			2.85%
Principal balance retained			$ 237
Proceeds from accounts receivable securitization			$ 782
The 2012-2 Trust | Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from accounts receivable securitization				$ 20
Debt instrument, face amount				21
The 2012-3 Trust | Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from accounts receivable securitization				8
Debt instrument, face amount				8
The 2013-2 Trust | Consolidated VIEs
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of notes sold under private securitization transaction		$ 599
Weighted Average Yield of Notes		2.88%
Principal balance retained		$ 535
Proceeds from accounts receivable securitization		$ 591
The 2013-2 Trust | Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from accounts receivable securitization				158
Debt instrument, face amount				149
The 2013-3 Trust | Consolidated VIEs
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of notes sold under private securitization transaction	$ 271
Weighted Average Yield of Notes	3.40%
Principal balance retained	$ 229
Proceeds from accounts receivable securitization	$ 269
The 2013-3 Trust | Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from accounts receivable securitization				23
Debt instrument, face amount				$ 23